Borrowing Arrangements - Paycheck Protection Program Loan (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	May 04, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Borrowing Arrangements
Amount of loan received			$ 1,982	$ 1,982	$ 5,001
Interest expense			93
PPP Loan
Borrowing Arrangements
Amount of loan received	$ 1,982
Accrues interest at annual rate	1.00%	1.00%
Interest expense		$ 18	$ 0
Aggregate principal amount		$ 2,000